INVESTOR AGREEMENT AND PROMISSORY NOTES - Additional Information (Detail) - USD ($)	Nov. 17, 2018	Oct. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Aug. 22, 2019	Feb. 21, 2019	Dec. 31, 2018	Nov. 20, 2018
Debt Disclosure [Line Items]
Aggregate number of founder shares transferred to investor by sponsor	1,500,000
Aggregate cash consideration of founder shares transferred to investor by sponsor	$ 1.00
Description of business combination extension period	The Sponsor agreed to extend the period of time the Company has to consummate a Business Combination up to two times for an aggregate of up to six months and the Investor agreed to loan the Company the funds necessary to obtain the extensions (the "Extensions").
Promissory note payable			$ 1,693,306				$ 1,535,623				$ 690,000
Unsecured promissory notes, original principal amount							446,283
Promissory note - related party			758,060		$ 60,285	$ 60,285	416,141	$ 30,143			$ 0
Maximum [Member]
Debt Disclosure [Line Items]
Maximum amount of consummation of business combination			200,000				200,000
Initial Unsecured Promissory Note [Member]
Debt Disclosure [Line Items]
Promissory note payable			1,380,000				1,380,000			$ 690,000		$ 690,000
Third Unsecured Promissory Note [Member]
Debt Disclosure [Line Items]
Promissory note payable			306,492		$ 60,285	$ 60,285	118,667	$ 30,142
Unsecured promissory notes, original principal amount			317,547
Promissory note - related party				$ 11,611
Unsecured promissory notes, aggregate amount							178,952
Second Unsecured Promissory Note [Member]
Debt Disclosure [Line Items]
Promissory note payable									$ 6,814
Promissory note - related party				$ 11,611
Loan to pay for part of the extension payments through November 22, 2019
Debt Disclosure [Line Items]
Promissory note payable							$ 117,333
Loan to pay for part of the extension payments through September 23, 2020
Debt Disclosure [Line Items]
Promissory note - related party			124,717
Loan to pay for part of the extension payments through September 23, 2020 | Third Unsecured Promissory Note [Member]
Debt Disclosure [Line Items]
Promissory note payable			124,717
Loan to pay Non-Business Combination Related Expenses
Debt Disclosure [Line Items]
Unsecured promissory notes, original principal amount			837,057
Promissory note - related party			217,202
Loan to pay Non-Business Combination Related Expenses | Subsequent Event [Member]
Debt Disclosure [Line Items]
Promissory note - related party		$ 67,942
Loan to pay Non-Business Combination Related Expenses | Third Unsecured Promissory Note [Member]
Debt Disclosure [Line Items]
Promissory note payable			$ 32,967
Loan to pay for part of the extension through November 23, 2020 | Subsequent Event [Member]
Debt Disclosure [Line Items]
Promissory note - related party		11,055
Loan to pay for part of the extension through November 23, 2020 | Third Unsecured Promissory Note [Member] | Subsequent Event [Member]
Debt Disclosure [Line Items]
Promissory note payable		$ 11,055